Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investments in U.S. Treasury notes - amortized cost	$ 16,247,126	$ 20,608,824
Cash denominated in foreign currencies, cost	2,563,244	8,462,150
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	$ 81,311,242	$ 117,144,589
Managing Owner Interest [Member]
Units outstanding	2,645.415	3,477.855
Series 1 Unitholders [Member]
Units outstanding	72,959.433	88,422.039
Series 3 Unitholders [Member]
Units outstanding	13,756.807	19,430.353
Series 4 Unitholders [Member]
Units outstanding	3,983.338	4,104.713
Series 5 Unitholders [Member]
Units outstanding	3,289.070	2,759.746